JPMorgan Trust I

April 13, 2016

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re: JPMorgan Trust I on behalf of the JPMorgan Diversified Real Return Fund (the “Fund”)

File No. 811-21295

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to Section 14(a) of the Securities Exchange Act of 1934, I hereby transmit for filing with the Securities and Exchange Commission, a definitive proxy statement with respect to the Fund which includes a proposal for approval of a new investment advisory agreement for the Fund. The definitive proxy statement incorporates the changes referenced in the Fund’s responses to the Staff’s comments as reflected in correspondence dated April 5, 2016. Please call me at (614) 901 1410 ((614) 213 4042 after April 15, 2016) with any comments or questions you may have on the definitive proxy statement.

Very truly yours,

/s/ Jessica K. Ditullio
Assistant Secretary